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
                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-08007
                                  ---------------------------------------------

                               Levco Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   One Rockefeller Plaza, New York, NY 10020
-------------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)


                   One Rockefeller Plaza, New York, NY 10020
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 332-8400
                                                    ---------------------------
Date of fiscal year end:   December 31
                        -------------------
Date of reporting period:  June 30, 2005
                         ------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                            JOHN A. LEVIN & CO., INC.
                                  PROXY VOTING
                              POLICY AND PROCEDURES

                                  JANUARY 2004

                                POLICY STATEMENT

Introduction - This document sets forth the policies and procedures of John A. Levin & Co., Inc. (including its subsidiaries, the "Adviser") for voting proxies with respect to securities held in the accounts of clients for whom the Adviser provides discretionary investment management services and for whom the Adviser has the authority to vote proxies. The Adviser's proxy voting policy and general guidelines (the "Proxy Policy") will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

The Adviser will vote proxies as part of its authority to manage, acquire and dispose of account assets. The Adviser will not vote proxies if the client, or in the case of an account governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), the "named fiduciary" has explicitly reserved the authority for itself. It should be noted that the Adviser's standard investment management agreement provides that the Adviser will vote proxies. When voting proxies for client accounts, the Adviser's primary objective is to make voting decisions solely in the best interests of clients (including the plan beneficiaries and participants of ERISA clients). In fulfilling its obligations to clients, the Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. In certain situations, a client or its fiduciary may provide the Adviser with a statement of proxy voting policy. In these situations, the Adviser generally seeks to comply with it's policy to the extent it would not be inconsistent with ERISA or the fiduciary responsibility of the Adviser.

Department of Labor - With respect to the voting of proxies relating to securities held in an ERISA account, the Department of Labor has made it clear that a voting policy must be in place for recurring issues and that nonroutine issues must be addressed by consistent criteria. However, the Department of Labor has stated that specific analysis on the issues of each proxy must still be performed. Distinctly identifying issues on an issuer's proxy ballot and having a method to track recurring and nonroutine issues are an important part of the process.

ISS/VoteX - Institutional Shareholder Services ("ISS") has been retained by the Adviser to provide research, vote execution, reporting, record keeping, and reconciliation services.

Voting Proxies for Foreign Companies - While the proxy voting process is well established in the United States with a number of tools and services available to assist an investment manager, voting proxies of foreign companies may involve a number of logistical problems that may have a detrimental effect on the Adviser's ability to vote such proxies. The logistical problems include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on a foreigner's ability to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and
(vi) requirements to provide local agents with power of attorney to facilitate the Adviser's voting instructions.

While ISS has been retained to provide assistance to the Adviser in voting it's client's foreign proxies, such proxies are voted on a best-efforts basis given the above-mentioned logistical problems. Additionally, the Adviser may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a foreign company's meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the Adviser believes its clients will derive by voting on the company's proposal, the Adviser may decide not to attempt to vote at the meeting.

                         GENERAL PROXY VOTING GUIDELINES

It is the policy of the Adviser in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for our clients.

The Adviser will utilize the proxy voting guidelines set forth by ISS. These guidelines address a range of issues, including corporate governance with respect to a wide range of matters, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The adviser's policies do not follow the ISS guidelines in all respects, and the Adviser may vote in a manner that is contrary to the ISS guidelines if it believes that such vote would be in the best interests of the Adviser's clients. Since the investment philosophy of many of the strategies employed by the Adviser generally results in investments in companies in which the Adviser has confidence in management and in its orientation to serve shareholders, implementation of the Adviser's proxy voting guidelines may result in a voting pattern that is generally supportive of management.

         The following is a concise summary of the proxy voting guidelines used by the adviser:

         1. AUDITORS:

         Vote FOR proposals to ratify auditors, unless any of the following apply:

                  - An auditor has a financial interest in or association with the company, and is therefore not independent

                  -        Fees for non-audit services are excessive, or

                  - There is a reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position


         2. BOARD OF DIRECTORS:

         Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

         CLASSIFICATION/DECLASSIFICATION OF THE BOARD

         Vote on a CASE-BY-CASE basis on proposals to classify the board or to repeal classified boards and to elect all directors annually.

         INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

         Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of Chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into accounting determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

         MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

         Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

         Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

         3. SHAREHOLDER RIGHTS:

         SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

         Vote on a CASE-BY-CASE basis on proposals to restrict or prohibit shareholders from taking action by written consent.

         Vote on a CASE-BY-CASE basis on proposals to allow or make easier shareholder action by written consent.

         SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

         Vote on a CASE-BY-CASE basis proposals to restrict or prohibit shareholder ability to call special meetings.

         Vote on a CASE-BY-CASE basis on proposals that remove restrictions on the right of shareholders to act independently of management.

         SUPERMAJORITY VOTE REQUIREMENTS

         Vote AGAINST proposals to require a supermajority shareholder vote.

         Vote FOR proposals to lower supermajority vote requirements.

         CUMULATIVE VOTING

         Vote AGAINST proposals to eliminate cumulative voting.

         Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

         CONFIDENTIAL VOTING

         Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

         Vote FOR management proposals to adopt confidential voting.

         4. PROXY CONTESTS:

         VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

         Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

         REIMBURSING PROXY SOLICITATION EXPENSES

         Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

         5. POISON PILLS:

         Vote on a CASE-BY-CASE basis on shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

         6. MERGERS AND CORPORATE RESTRUCTURINGS:

         Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

         7. REINCORPORATION PROPOSALS:

         Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

         8. CAPITAL STRUCTURE:

         COMMON STOCK AUTHORIZATION

         Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

         Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

         Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

         DUAL CLASS STOCK

         Vote AGAINST proposals to create a new class of common stock with superior voting rights.

         Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

         - It is intended for financing purposes with minimal or no dilution to current shareholder.

         - It is not designed to preserve the voting power of an insider or significant shareholder.

         9. EXECUTIVE AND DIRECTOR COMPENSATION:

         Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, it is compared to a company specific dilution cap.

         Vote AGAINST equity plans that explicitly permit repricing or where the company has a history or repricing without shareholder approval.

         MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS:

         Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

         -        Historic trading patterns

         -        Rationale for the repricing

         -        Value-for-value exchange

         -        Option vesting

         -        Term of the option

         -        Exercise price

         -        Participation.

         EMPLOYEE STOCK PURCHASE PLANS

         Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

         Vote FOR employee stock purchase plans where all of the following apply:

         -        Purchase price is at least 85% of fair market value

         -        Offering period is 27 months or less, and

         -        Potential voting power dilution (VPD) is 10% or less.

         Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

         SHAREHOLDER PROPOSALS ON COMPENSATION

         Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

         10. SOCIAL AND ENVIRONMENTAL ISSUES

         Vote on a CASE-BY-CASE basis. These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

           GUIDELINES WITH REGARD TO ALTERNATIVE INVESTMENT STRATEGIES

Certain accounts, including affiliated investment vehicles, managed by the Adviser pursuant to alternative investment strategies may make investments with short-term investment horizons, that are transaction specific or are otherwise event driven. For this reason, the application of the above guidelines, which are geared towards achieving what is in the long term best interests of shareholders, may not necessarily be in the best interest of clients of such alternative investment strategies. The employees of the Adviser responsible for making proxy voting decisions with regard to such accounts may evaluate certain proposals on an individual basis and may depart from the Guidelines described above in voting on such proposals in order to best serve the financial interests of the clients of the strategy. As a result, the Adviser may from time to time cast different votes for different clients with regard to the same proposal. In the case of conflicts of interest, however, the procedures outlined below under "Conflicts of Interest" will be followed with regard to all accounts of the Adviser.

                              CONFLICTS OF INTEREST

The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts of interest may arise when:

         - Proxy votes are solicited by an issuer who has an account relationship with the Adviser;

         - Proxy votes are solicited by an issuer that has a material business relationship with the Adviser;

         - A proponent of a proxy proposal has a business relationship with the Adviser (e.g., a pension fund or an employee group for which the Adviser manages money);

         - The Adviser has material business relationships with participants in proxy contests, corporate directors, or candidates; or

         - An employee of the Adviser may have a personal interest in the outcome of a particular matter.

         - These items are only examples; additional conflicts of interest may arise from time to time. All employees of the Adviser are required to communicate any potential conflicts of interest with the Legal/Compliance Department immediately. The Legal/Compliance Department will keep an updated "Proxy Conflicts Watch List" containing the names of issuers in which the firm has identified a conflict of interest.

         - It is the Firm's policy to seek to resolve all conflicts of interest in the clients' best interests. In order to ensure an unbiased decision on matters of conflict in situations the Adviser will vote in accordance with recommendations provided by ISS; provided, however, that a portfolio manager with regard to an investment strategy may seek approval from the Legal/Compliance Department to vote differently from such recommendation if the manager believes that there is compelling evidence that voting differently would be in the best interests of the

         - In situations where a client of the firm requests to direct their vote, the client's instructions will supercede all other policies.

         - In situations where a client of the Adviser may have a relationship with an issuer or the proponent of a proposal, the Adviser may take such fact into consideration and vote on behalf such client in a manner that differs from the manner in which the Adviser votes on behalf of other clients.

                              OPERATING PROCEDURES

Once the Adviser has determined that it has the responsibility for voting a client's proxies, the Adviser must vote the appropriate number of shares it is entitled to vote and maintain records indicating the manner in which it exercised its voting authority. In this regard, the following procedures are intended to ensure that the Adviser satisfies its proxy voting obligations:

         1) The operations department of the Adviser (the "Operations Department") is responsible for identifying the clients for whom the Adviser is required to vote proxies.

         2) The Operation Department will provide to the portfolio managers the proxy proposals and ISS recommendation relating to the securities held in the accounts managed by such portfolio managers.

         3) The portfolio managers are responsible for making a voting determination based on the proxy voting guidelines of ISS and for directing the Operations Department as to the manner in which proxies shall be voted in the event that their voting decision differs from that of ISS.

         4) A member of the Legal/Compliance Department of the Adviser shall review the instructions provided by the portfolio managers to insure that such instructions comply with the proxy voting guidelines of the Adviser.

         5) The Adviser utilizes ISS VoteX to tabulate and record proxies voted on behalf of its clients. The Operations Department will notify ISS VoteX of all new client accounts that have delegated proxy voting authorization to the Adviser. In addition, the Operations Department will notify ProxyEdge of any changes to existing client accounts. The Operations Department will provide all necessary information to ISS VoteX in order to facilitate reconciling the share amounts reflected on the proxy ballot with clients' account holdings and to electronically vote such ballots. The Operations Department will maintain the required records which detail the manner in which client proxies have been voted.

ISS VoteX will reconcile the share amounts reflected on the proxy ballot to the "electronic client holdings list" that is sent by the Adviser, through an interface to Advent/Axys, to ensure it has received the correct number of shares that the Adviser is entitled to vote. If there appears to be a material discrepancy, ISS VoteX will display this discrepancy, which is viewed by the Operations Department, who will then internally confirm the accounts total number of eligible shares. If the ballot is incorrect, the ISS will contact the account's Custodian or the Transfer Agent to request a missing ballot or a corrected ballot that includes the missing number of shares that are eligible to vote. Once ISS has reconciled the votable share amounts, they will electronically vote the proxy ballots in accordance with the ISS recommendations for the proposals.

         6) If the portfolio manager chooses to vote contrary to the ISS recommendation, after receiving approval from the Compliance Department, the Operations Department will override the ISS recommendation in the VoteX system and enter the voting rationale provided by the portfolio manager in the notes section on VoteX.

         7) All documentation relating to proxy voting shall be maintained by the Operations Department for a period of no less than six years.

         8) The Operations Department will be responsible for responding to client requests for a proxy voting record that identifies the manner in which the Adviser voted such clients' proxies.

         9) The Operations Department will be responsible for maintaining all client requests for proxy voting records and/or policies for a period of no less than six years.

                           VOTE SUMMARY REPORT (SHORT)

                                                            07/01/04 TO 06/30/05

In All Markets, for all statuses, for Levco Equity Value Fund.

MTG DATE    COMPANY                                                      SECURITY/   MGMT        VOTE
/TYPE       /BALLOT ISSUES                                               PROPONENT   REC         CAST
10/12/2004  The Procter & Gamble Company (PG)                            742718109
             Elect Director R. Kerry Clark                               Mgmt        For         For
             Elect Director Joseph T. Gorman                             Mgmt        For         For
             Elect Director Lynn M. Martin                               Mgmt        For         For
             Elect Director Ralph Snyderman, M.D.                        Mgmt        For         For
             Elect Director Robert D. Storey                             Mgmt        For         For
             Ratify Auditors                                             Mgmt        For         For
             Increase Authorized Common Stock                            Mgmt        For         For
             Declassify the Board of Directors                           Mgmt        Against     For
             Implement/ Report on Animal Welfare Standards               ShrHoldr    Against     Against

10/20/2004  Diageo Plc (Formerly Guinness Plc) (DEO)                     25243Q205
             Meeting for Holders of ADRs
             REPORTS AND ACCOUNTS 2004                                   Mgmt        For         For
             DIRECTORS REMUNERATION REPORT 2004                          Mgmt        For         For
             DECLARATION OF FINAL DIVIDEND                               Mgmt        For         For
             Elect Director Lord Hollick (1,3,4)                         Mgmt        For         For
             Elect Director Mr Nc Rose (2)                               Mgmt        For         For
             Elect Director Mr Pa Walker (1,3,4)                         Mgmt        For         For
             Elect Director Mr Ht Stitzer (1,3,4)                        Mgmt        For         For
             Elect Director Mr Jr Symonds (1,3,4)                        Mgmt        For         For
             Ratify Auditors                                             Mgmt        For         For
             DISAPPLICATION OF PRE-EMPTION RIGHTS                        Mgmt        For         For
             AMENDMENT TO ARTICLES OF ASSOCIATION                        Mgmt        For         For
             AUTHORITY TO PURCHASE OWN ORDINARY SHARES                   Mgmt        For         For
             AMENDMENTS TO THE DIAGEO LONG TERM INCENTIVE PLAN           Mgmt        For         For
             AMENDMENTS TO THE DIAGEO EXECUTIVE SHARE OPTION PLAN        Mgmt        For         For
             AMENDMENTS TO THE DISCRETIONARY INCENTIVE PLAN              Mgmt        For         For

MTG DATE    COMPANY                                                          SECURITY/   MGMT   VOTE
/TYPE       /BALLOT ISSUES                                                   PROPONENT   REC    CAST
             AMENDMENTS TO THE DIAGEO 2001 SHARE INCENTIVE PLAN              Mgmt       For     For
             AMENDMENTS TO THE DIAGEO UK SHARESAVE SCHEME 2000               Mgmt       For     For
             AMENDMENTS TO THE DIAGEO 1999 IRISH SHARESAVE SCHEME            Mgmt       For     For
             AMENDMENT TO THE DIAGEO LONG TERM INCENTIVE PLAN AWARDS         Mgmt       For     For

10/21/2004  Applera Corp (ABI)                                               38020103           With
             Elect Director Richard H. Ayers                                 Mgmt       For     For
             Elect Director Jean-Luc Belingard                               Mgmt       For     For
             Elect Director Robert H. Hayes                                  Mgmt       For     For
             Elect Director Arnold J. Levine                                 Mgmt       For     For
             Elect Director William H. Longfield                             Mgmt       For     For
             Elect Director Theodore E. Martin                               Mgmt       For     For
             Elect Director Carolyn W. Slayman                               Mgmt       For     For
             Elect Director Orin R. Smith                                    Mgmt       For     For
             Elect Director James R. Tobin                                   Mgmt       For     For
             Elect Director Tony L. White                                    Mgmt       For     For
             Ratify Auditors                                                 Mgmt       For     For
             Amend Employee Stock Purchase Plan                              Mgmt       For     For
             Amend Omnibus Stock Plan                                        Mgmt       For     For
             Amend Omnibus Stock Plan                                        Mgmt       For     For

10/26/2004  News Corporation Ltd. (NWS)                                      652487802          With
             Meeting for Holders of ADRs
             SHARE SCHEME MEETING OF PREFERRED SHAREHOLDERS. APPROVAL
             OF THE SHARE SCHEME DESCRIBED IN THE INFORMATION MEMORANDUM.    Mgmt       For     For
             CAPITAL REDUCTION MEETING. APPROVAL OF THE CAPITAL
             REDUCTION BY CANCELLATION OF ALL SHARES IN THE COMPANY.         Mgmt       For     For
             IF YOU MARK THE AGAINST BOX, YOU WILL NOT VOTE AS REGISTERED
             LEGAL OWNER OF NEWSCORP SHARES AND YOUR VOTE WILL NOT
             BE COUNTED IN DETERMINING WHETHER THE SHARE SCHEME IS APPROVED
             BY A MAJORITY IN NUMBER OF SHAREHOLDERS VOTING AT THE MEETINGS. Mgmt       For     For

10/28/2004  Sara Lee Corp. (SLE)                                             803111103
             Elect Director Brenda C. Barnes                                 Mgmt       For     For

MTG DATE      COMPANY                                                     SECURITY/   MGMT     VOTE
/TYPE         /BALLOT ISSUES                                              PROPONENT   REC      CAST
               Elect Director J.T. Battenberg III                         Mgmt       For       Withhold
               Elect Director Charles W. Coker                            Mgmt       For       Withhold
               Elect Director James S. Crown                              Mgmt       For       Withhold
               Elect Director Willie D. Davis                             Mgmt       For       Withhold
               Elect Director Vernon E. Jordan, Jr.                       Mgmt       For       Withhold
               Elect Director Laurette T. Koellner                        Mgmt       For       Withhold
               Elect Director Cornelis J.A. van Lede                      Mgmt       For       Withhold
               Elect Director Joan D. Manley                              Mgmt       For       Withhold
               Elect Director C. Steven McMillan                          Mgmt       For       Withhold
               Elect Director Sir Ian Prosser                             Mgmt       For       For
               Elect Director Rozanne L. Ridgway                          Mgmt       For       Withhold
               Elect Director Richard L. Thomas                           Mgmt       For       Withhold
               Ratify Auditors                                            Mgmt       For       For
               Report on Charitable Contributions                         ShrHoldr   Against   Against

11/4/2004     Freddie Mac (FRE)                                           313400301            With
               Elect Director Barbara T. Alexander                        Mgmt       For       For
               Elect Director Geoffrey T. Boisi                           Mgmt       For       For
               Elect Director Michelle Engler                             Mgmt       For       For
               Elect Director Richard Karl Goeltz                         Mgmt       For       For
               Elect Director Thomas S. Johnson                           Mgmt       For       For
               Elect Director William M. Lewis, Jr.                       Mgmt       For       For
               Elect Director John B. Mccoy                               Mgmt       For       For
               Elect Director Eugene M. Mcquade                           Mgmt       For       For
               Elect Director Shaun F. O'Malley                           Mgmt       For       For
               Elect Director Ronald F. Poe                               Mgmt       For       For
               Elect Director Stephen A. Ross                             Mgmt       For       For
               Elect Director Richard F. Syron                            Mgmt       For       For
               Elect Director William J. Turner                           Mgmt       For       For
               Ratify Auditors                                            Mgmt       For       For
               Approve Omnibus Stock Plan                                 Mgmt       For       For
               Amend Employee Stock Purchase Plan                         Mgmt       For       For

11/9/2004     Microsoft Corp. (MSFT)                                      594918104            With
               Elect Director William H. Gates III                        Mgmt       For       For
               Elect Director Steven A. Ballmer                           Mgmt       For       For
               Elect Director James I. Cash Jr., Ph.D.                    Mgmt       For       For
               Elect Director Raymond V. Gilmartin                        Mgmt       For       For
               Elect Director Ann McLaughlin Korologos                    Mgmt       For       For
               Elect Director David F. Marquardt                          Mgmt       For       For
               Elect Director Charles H. Noski                            Mgmt       For       For
               Elect Director Dr. Helmut Panke                            Mgmt       For       For
               Elect Director Jon A. Shirley                              Mgmt       For       For
               Amend Bundled Compensation Plans                           Mgmt       For       For
               Amend Bundled Compensation Plans                           Mgmt       For       For

MTG DATE      COMPANY                                                          SECURITY/   MGMT    VOTE
/TYPE         /BALLOT ISSUES                                                   PROPONENT   REC     CAST

               Amend Stock Option Plan                                         Mgmt       For      For
               Ratify Auditors                                                 Mgmt       For      For

11/17/2004    The Clorox Company (CLX)                                         189054109           With
               Elect Director Daniel Boggan, Jr.                               Mgmt       For      For
               Elect Director Tully M. Friedman                                Mgmt       For      For
               Elect Director Christoph Henkel                                 Mgmt       For      For
               Elect Director William R. Johnson                               Mgmt       For      For
               Elect Director Gerald E. Johnston                               Mgmt       For      For
               Elect Director Robert W. Matschullat                            Mgmt       For      For
               Elect Director Gary G. Michael                                  Mgmt       For      For
               Elect Director Klaus Morwind                                    Mgmt       For      For
               Elect Director Jan L. Murley                                    Mgmt       For      For
               Elect Director Lary R. Scott                                    Mgmt       For      For
               Elect Director Michael E. Shannon                               Mgmt       For      For
               Approve Outside Director Stock Awards/Options in Lieu of Cash   Mgmt       For      For
               Ratify Auditors                                                 Mgmt       For      For

12/22/2004    Alcan Inc. (ALCA)                                                13716105            With
               Approve Arrangement Resolution for the Reoganisation.           Mgmt       For      For

2/1/2005      Emerson Electric Co. (EMR)                                       291011104
               Elect Director D.N. Farr                                        Mgmt       For      For
               Elect Director C.A. Peters                                      Mgmt       For      For
               Elect Director D.C. Farrell                                     Mgmt       For      For
               Elect Director J.W. Prueher                                     Mgmt       For      For
               Elect Director R.B. Horton                                      Mgmt       For      For
               Approve Non-Employee Director Restricted Stock Plan             Mgmt       For      For
               Approve Executive Incentive Bonus Plan                          Mgmt       For      For
               Ratify Auditors                                                 Mgmt       For      For
               Amend Equal Employment Policy Regarding Sexual Orientation      ShrHoldr   Against  For

2/2/2005      ACCENTURE LTD BERMUDA (CAN)                                      G1150G111           With
               Elect Director Joe W. Forehand                                  Mgmt       For      For
               Elect Director Blythe J. Mcgarvie                               Mgmt       For      For
               Elect Director Sir Mark Moody-Stuart                            Mgmt       For      For

               APPROVAL OF BYE-LAW AMENDMENTS TO RELOCATE INTO THE BYE-LAWS
               EXISTING CONTRACTUAL RESTRICTIONS APPLICABLE TO CLASS A COMMON
               SHARES OF PARTNERS AND FORMER PARTNERS BENEFICIALLY OWNED BY
               THEM PRIOR TO ACCENTURE'S INITIAL PUBLIC OFFERING.              Mgmt       For      For

MTG DATE      COMPANY                                                 SECURITY/   MGMT                 VOTE
/TYPE         /BALLOT ISSUES                                          PROPONENT   REC                  CAST
               Ratify Auditors                                        Mgmt        For                  For

3/1/2005      Agilent Technologies Inc. (A)                           00846U101                        With
               Elect Director Heidi Kunz                              Mgmt        For                  For
               Elect Director David M. Lawrence, M.D.                 Mgmt        For                  For
               Elect Director A. Barry Rand                           Mgmt        For                  For
               Ratify Auditors                                        Mgmt        For                  For
               Amend Executive Incentive Bonus Plan                   Mgmt        For                  For

3/10/2005     Tyco International Ltd. (TYC)                           902124106
               Meeting for Holders of ADRs
               Elect Director Dennis C. Blair                         Mgmt        For                  For
               Elect Director Edward D. Breen                         Mgmt        For                  For
               Elect Director George W. Buckley                       Mgmt        For                  For
               Elect Director Brian Duperreault                       Mgmt        For                  For
               Elect Director Bruce S. Gordon                         Mgmt        For                  For
               Elect Director Rajiv L. Gupta                          Mgmt        For                  For
               Elect Director John A. Krol                            Mgmt        For                  For
               Elect Director Mackey J. Mcdonald                      Mgmt        For                  Withhold
               Elect Director H. Carl Mccall                          Mgmt        For                  For
               Elect Director Brendan R. O'Neill                      Mgmt        For                  For
               Elect Director Sandra S. Wijnberg                      Mgmt        For                  For
               Elect Director Jerome B. York                          Mgmt        For                  For
               Ratify Auditors                                        Mgmt        For                  For

3/15/2005     Morgan Stanley (MWD)                                    617446448                        With
               Elect Director John E. Jacob                           Mgmt        For                  For
               Elect Director Charles F. Knight                       Mgmt        For                  For
               Elect Director Miles L. Marsh                          Mgmt        For                  For
               Elect Director Laura D'Andrea Tyson                    Mgmt        For                  For
               Ratify Auditors                                        Mgmt        For                  For
               Declassify the Board of Directors                      Mgmt        For                  For
               Limit Executive Compensation                           ShrHoldr    Against              Against

3/16/2005     Hewlett-Packard Co. (HWP)                               428236103                        With
               Elect Director L.T. Babbio, Jr.                        Mgmt        For                  For
               Elect Director P.C. Dunn                               Mgmt        For                  For
               Elect Director R.A. Hackborn                           Mgmt        For                  For
               Elect Director G.A. Keyworth                           Mgmt        For                  For
               Elect Director R.E. Knowling, Jr.                      Mgmt        For                  For
               Elect Director T.J. Perkins                            Mgmt        For                  For
               Elect Director R.L. Ryan                               Mgmt        For                  For
               Elect Director L.S. Salhany                            Mgmt        For                  For
               Elect Director R.P. Wayman                             Mgmt        For                  For
               Ratify Auditors                                        Mgmt        For                  For
               Amend Employee Stock Purchase Plan                     Mgmt        For                  For

4/12/2005     The Bank Of New York Co., Inc. (BK)                     64057102

MTG DATE      COMPANY                                                    SECURITY/    MGMT              VOTE
/TYPE         /BALLOT ISSUES                                             PROPONENT    REC               CAST

               Elect Director Frank J. Biondi Jr.                        Mgmt        For                For
               Elect Director Nicholas M. Donofrio                       Mgmt        For                For
               Elect Director Gerald L. Hassell                          Mgmt        For                For
               Elect Director Richard J. Kogan                           Mgmt        For                For
               Elect Director Michael J. Kowalski                        Mgmt        For                For
               Elect Director John A. Luke Jr.                           Mgmt        For                For
               Elect Director John C. Malone                             Mgmt        For                For
               Elect Director Paul Myners                                Mgmt        For                For
               Elect Director Catherine A. Rein                          Mgmt        For                For
               Elect Director Thomas A. Renyi                            Mgmt        For                For
               Elect Director William C. Richardson                      Mgmt        For                For
               Elect Director Brian L. Roberts                           Mgmt        For                For
               Elect Director Samuel C. Scott                            Mgmt        For                For
               Ratify Auditors                                           Mgmt        For                For
               Provide for Cumulative Voting                             ShrHoldr    Against            For
               Limit Executive Compensation                              ShrHoldr    Against            Against

4/13/2005     United Technologies Corp. (SKIHY)                          913017109                      With
               Elect Director George David                               Mgmt        For                For
               Elect Director Jean-Pierre Garnier                        Mgmt        For                For
               Elect Director Jamie S. Gorelick                          Mgmt        For                For
               Elect Director Charles R. Lee                             Mgmt        For                For
               Elect Director Richard D. McCormick                       Mgmt        For                For
               Elect Director Harold McGraw III                          Mgmt        For                For
               Elect Director Frank P. Popoff                            Mgmt        For                For
               Elect Director H. Patrick Swygert                         Mgmt        For                For
               Elect Director Andre Villeneuve                           Mgmt        For                For
               Elect Director H. A. Wagner                               Mgmt        For                For
               Elect Director Christine Todd Whitman                     Mgmt        For                For
               Ratify Auditors                                           Mgmt        For                For
               Approve Omnibus Stock Plan                                Mgmt        For                For
               Increase Disclosure of Executive Compensation             ShrHoldr    Against            Against
               Adopt Ethical Criteria for Military Contracts             ShrHoldr    Against            Against
               Limit Executive Compensation                              ShrHoldr    Against            Against

4/14/2005     BP Plc (BP)                                                55622104
               Meeting for Holders of ADR's
               Elect Director Dr D C Allen                               Mgmt        For                For
               Elect Director Lord Browne                                Mgmt        For                For
               Elect Director Mr J H Bryan                               Mgmt        For                For
               Elect Director Mr A Burgmans                              Mgmt        For                For
               Elect Director Mr I C Conn                                Mgmt        For                For
               Elect Director Mr E B Davis, Jr                           Mgmt        For                For
               Elect Director Mr D J Flint                               Mgmt        For                For
               Elect Director Dr B E Grote                               Mgmt        For                For

MTG DATE   COMPANY                                                           SECURITY/   MGMT             VOTE
/TYPE      /BALLOT ISSUES                                                    PROPONENT   REC              CAST
            Elect Director Dr A B Hayward                                    Mgmt       For               For
            Elect Director Dr D S Julius                                     Mgmt       For               For
            Elect Director Sir Tom Mckillop                                  Mgmt       For               For
            Elect Director Mr J A Manzoni                                    Mgmt       For               For
            Elect Director Dr W E Massey                                     Mgmt       For               For
            Elect Director Mr H M P Miles                                    Mgmt       For               For
            Elect Director Sir Ian Prosser                                   Mgmt       For               For
            Elect Director Mr M H Wilson                                     Mgmt       For               For
            Elect Director Mr P D Sutherland                                 Mgmt       For               For
            Ratify Auditors                                                  Mgmt       For               For
            TO GIVE AUTHORITY TO ALLOT SHARES UP TO A SPECIFIED AMOUNT       Mgmt       For               For
            SPECIAL RESOLUTION: TO GIVE AUTHORITY TO ALLOT A LIMITED NUMBER
            OF SHARES FOR CASH WITHOUT MAKING AN OFFER TO SHAREHOLDERS       Mgmt       For               For
            SPECIAL RESOLUTION: TO GIVE LIMITED AUTHORITY FOR THE PURCHASE
            OF ITS OWN SHARES BY THE COMPANY                                 Mgmt       For               For
            TO APPROVE THE DIRECTORS REMUNERATION REPORT                     Mgmt       For               For
            TO APPROVE THE RENEWAL OF EXECUTIVE DIRECTORS INCENTIVE PLAN     Mgmt       For               For
            TO RECEIVE THE DIRECTORS ANNUAL REPORT AND THE ACCOUNTS          Mgmt       For               For

4/19/2005  U.S. Bancorp (USB)                                                902973304
            Elect Director Joel W. Johnson                                   Mgmt       For               Withhold
            Elect Director David B. O'Maley                                  Mgmt       For               For
            Elect Director O'Dell M. Owens Md, Mph                           Mgmt       For               For
            Elect Director Craig D. Schnuck                                  Mgmt       For               Withhold
            Elect Director Warren R. Staley                                  Mgmt       For               For
            Ratify Auditors                                                  Mgmt       For               For
            Reduce Supermajority Vote Requirement                            Mgmt       For               For
            Performance- Based/Indexed Options                               ShrHoldr   Against           For
            Prohibit Auditor from Providing Non-Audit Services               ShrHoldr   Against           Against

4/19/2005  The Coca-Cola Company (KO)                                        191216100
            Elect Director Herbert A. Allen                                  Mgmt       For               For
            Elect Director Ronald W. Allen                                   Mgmt       For               For
            Elect Director Cathleen P. Black                                 Mgmt       For               For
            Elect Director Warren E. Buffett                                 Mgmt       For               For
            Elect Director Barry Diller                                      Mgmt       For               For
            Elect Director E. Neville Isdell                                 Mgmt       For               For

MTG DATE      COMPANY                                                     SECURITY/   MGMT              VOTE
/TYPE         /BALLOT ISSUES                                              PROPONENT   REC               CAST
               Elect Director Donald R. Keough                            Mgmt       For                For
               Elect Director Maria Elena Lagomasino                      Mgmt       For                For
               Elect Director Donald F. Mchenry                           Mgmt       For                For
               Elect Director Sam Nunn                                    Mgmt       For                For
               Elect Director J. Pedro Reinhard                           Mgmt       For                For
               Elect Director James D. Robinson III                       Mgmt       For                For
               Elect Director Peter V. Ueberroth                          Mgmt       For                For
               Elect Director James B. Williams                           Mgmt       For                For
               Ratify Auditors                                            Mgmt       For                For
               Review Labor Rights in Columbia                            ShrHoldr   Against            Against
               Performance- Based/Indexed Options                         ShrHoldr   Against            For
               Submit Severance Agreement to Shareholder Vote             ShrHoldr   Against            For

4/19/2005     Wachovia Corp. (WB)                                         929903102
               Elect Director John D. Baker, II                           Mgmt       For                Withhold
               Elect Director Peter C. Browing                            Mgmt       For                For
               Elect Director Donald M. James                             Mgmt       For                For
               Elect Director Van L. Richey                               Mgmt       For                For
               Elect Director G. Kennedy Thompson                         Mgmt       For                For
               Elect Director John C. Whitaker, Jr.                       Mgmt       For                For
               Elect Director Wallace D. Malone, Jr.                      Mgmt       For                For
               Elect Director Robert J. Brown                             Mgmt       For                For
               Ratify Auditors                                            Mgmt       For                For

4/19/2005     Citigroup Inc. (C)                                          172967101
               Elect Director C. Michael Armstrong                        Mgmt       For                For
               Elect Director Alain J.P. Belda                            Mgmt       For                For
               Elect Director George David                                Mgmt       For                For
               Elect Director Kenneth T. Derr                             Mgmt       For                For
               Elect Director John M. Deutch                              Mgmt       For                For
               Elect Director Roberto Hernandez Ramirez                   Mgmt       For                For
               Elect Director Ann Dibble Jordan                           Mgmt       For                For
               Elect Director Klaus Kleinfeld                             Mgmt       For                For
               Elect Director Dudley C. Mecum                             Mgmt       For                For
               Elect Director Anne Mulcahy                                Mgmt       For                For
               Elect Director Richard D. Parsons                          Mgmt       For                For
               Elect Director Charles Prince                              Mgmt       For                For
               Elect Director Judith Rodin                                Mgmt       For                For
               Elect Director Robert E. Rubin                             Mgmt       For                For
               Elect Director Franklin A. Thomas                          Mgmt       For                For
               Elect Director Sanford I. Weill                            Mgmt       For                For
               Elect Director Robert B. Willumstad                        Mgmt       For                For
               Ratify Auditors                                            Mgmt       For                For
               Amend Omnibus Stock Plan                                   Mgmt       For                For

MTG DATE      COMPANY                                                       SECURITY/   MGMT             VOTE
/TYPE         /BALLOT ISSUES                                                PROPONENT   REC              CAST
               Limit/Prohibit Awards to Executives                          ShrHoldr   Against           Against
               Report on Political Contributions                            ShrHoldr   Against           Against
               Prohibit Chairman From Management Duties,                    ShrHoldr   Against           For
               Titles or Responsibilities
               Limit Executive Compensation                                 ShrHoldr   Against           Against
               Require a Majority Vote for the Election of Directors        ShrHoldr   Against           For
               Review/Limit Executive Compensation                          ShrHoldr   Against           Against
               Adopt Simple Majority Vote                                   ShrHoldr   Against           For


4/20/2005     PG&E Corp. (PCG)                                              69331C108                    With
               Elect Director David R. Andrews                              Mgmt       For               For
               Elect Director Leslie S. Biller                              Mgmt       For               For
               Elect Director David A. Coulter                              Mgmt       For               For
               Elect Director C. Lee Cox                                    Mgmt       For               For
               Elect Director Peter A. Darbee                               Mgmt       For               For
               Elect Director Robert D. Glynn, Jr                           Mgmt       For               For
               Elect Director Mary S. Metz                                  Mgmt       For               For
               Elect Director Barbara L. Rambo                              Mgmt       For               For
               Elect Director Barry Lawson Williams                         Mgmt       For               For
               Ratify Auditors                                              Mgmt       For               For
               Approve Omnibus Stock Plan                                   Mgmt       For               For
               Expense Stock Options                                        ShrHoldr   Against           Against
               Adopt Policy on Nuclear Waste Storage                        ShrHoldr   Against           Against
               Amend Terms of Existing Poison Pill                          ShrHoldr   Against           Against
               Performance- Based/Indexed Options                           ShrHoldr   Against           Against
               Allow Vote on Golden Parachutes                              ShrHoldr   Against           Against


4/21/2005     PPG Industries, Inc. (PPG)                                    693506107                    With
               Elect Director Michele J. Hooper                             Mgmt       For               For
               Elect Director Raymond W. Leboeuf                            Mgmt       For               For
               Elect Director Robert Mehrabian                              Mgmt       For               For
               Ratify Auditors                                              Mgmt       For               For


4/21/2005     Texas Instruments Inc. (TXN)                                  882508104                    With
               Elect Director James R. Adams                                Mgmt       For               For
               Elect Director David L. Boren                                Mgmt       For               For
               Elect Director Daniel A. Carp                                Mgmt       For               For
               Elect Director Carrie S. Cox                                 Mgmt       For               For
               Elect Director Thomas J. Engibous                            Mgmt       For               For
               Elect Director Gerald W. Fronterhouse                        Mgmt       For               For
               Elect Director David R. Goode                                Mgmt       For               For
               Elect Director Pamela H. Patsley                             Mgmt       For               For
               Elect Director Wayne R. Sanders                              Mgmt       For               For
               Elect Director Ruth J. Simmons                               Mgmt       For               For
               Elect Director Richard K. Templeton                          Mgmt       For               For

MTG DATE      COMPANY                                                         SECURITY/   MGMT             VOTE
/TYPE         /BALLOT ISSUES                                                  PROPONENT   REC              CAST
               Elect Director Christine T. Whitman                            Mgmt       For               For
               Ratify Auditors                                                Mgmt       For               For
               Approve Qualified Employee Stock Purchase Plan                 Mgmt       For               For
               Amend Stock Option Plan                                        Mgmt       For               For


4/21/2005     Wyeth (WYE)                                                     983024100                    With
               Elect Director Richard L. Carrion                              Mgmt       For               For
               Elect Director Robert Essner                                   Mgmt       For               For
               Elect Director John D. Feerick                                 Mgmt       For               For
               Elect Director Frances D. Fergusson                            Mgmt       For               For
               Elect Director Robert Langer                                   Mgmt       For               For
               Elect Director John P. Mascotte                                Mgmt       For               For
               Elect Director Mary Lake Polan                                 Mgmt       For               For
               Elect Director Ivan G. Seidenberg                              Mgmt       For               For
               Elect Director Walter V. Shipley                               Mgmt       For               For
               Elect Director John R. Torell III                              Mgmt       For               For
               Ratify Auditors                                                Mgmt       For               For
               Approve Omnibus Stock Plan                                     Mgmt       For               For
               Review and Report on Drug Reimportation Policy                 ShrHoldr   Against           Against
               Separate Chairman and CEO Positions                            ShrHoldr   Against           Against
               Report on Political Contributions                              ShrHoldr   Against           Against
               Discontinue Promotion of Premarin and Report on Animal Testing ShrHoldr   Against           Against


4/25/2005     Honeywell International, Inc. (HON)                             438516106
               Elect Director Marshall N. Carter                              Mgmt       For               For
               Elect Director David M. Cote                                   Mgmt       For               For
               Elect Director Bradley T. Sheares                              Mgmt       For               For
               Elect Director John R. Stafford                                Mgmt       For               For
               Elect Director Michael W. Wright                               Mgmt       For               For
               Ratify Auditors                                                Mgmt       For               For
               Declassify the Board of Directors                              Mgmt       For               For
               Amend the Certificate of Incorporation and By-laws             Mgmt       For               For
               Establish Other Board Committee                                ShrHoldr   Against           For
               Separate Chairman and CEO Positions                            ShrHoldr   Against           For
               Report on Pay Disparity                                        ShrHoldr   Against           Against
               Performance- Based/Indexed Options                             ShrHoldr   Against           Against
               Approve Commonsense Executive Compensation Framework           ShrHoldr   Against           Against


4/26/2005     International Business Machines Corp. (IBM)                     459200101
               Elect Director Cathleen Black                                  Mgmt       For               For
               Elect Director Kenneth I. Chenault                             Mgmt       For               For

MTG DATE    COMPANY                                                        SECURITY/    MGMT             VOTE
/TYPE       /BALLOT ISSUES                                                 PROPONENT    REC              CAST
             Elect Director Juergen Dormann                                Mgmt        For               For
             Elect Director Michael L. Eskew                               Mgmt        For               Withhold
             Elect Director Carlos Ghosn                                   Mgmt        For               For
             Elect Director Charles F. Knight                              Mgmt        For               For
             Elect Director Minoru Makihara                                Mgmt        For               For
             Elect Director Lucio A. Noto                                  Mgmt        For               For
             Elect Director Samuel J. Palmisano                            Mgmt        For               For
             Elect Director Joan E. Spero                                  Mgmt        For               For
             Elect Director Sidney Taurel                                  Mgmt        For               For
             Elect Director Charles M. Vest                                Mgmt        For               For
             Elect Director Lorenzo H. Zambrano                            Mgmt        For               For
             Ratify Auditors                                               Mgmt        For               For
             Restore or Provide for Cumulative Voting                      ShrHoldr    Against           For
             Eliminate Age Discrimination in Retirement Benefits           ShrHoldr    Against           Against
             Calculate Executive Salary Without Regard to Pension Income   ShrHoldr    Against           For
             Expense Stock Options                                         ShrHoldr    Against           Against
             Report on Executive Compensation                              ShrHoldr    Against           Against
             Report on Outsourcing                                         ShrHoldr    Against           Against

4/26/2005   Clear Channel Communications, Inc.(CCU)                        184502102                     With
             Elect Director Alan D. Feld                                   Mgmt        For               For
             Elect Director Perry J. Lewis                                 Mgmt        For               For
             Elect Director L. Lowry Mays                                  Mgmt        For               For
             Elect Director Mark P. Mays                                   Mgmt        For               For
             Elect Director Randall T. Mays                                Mgmt        For               For
             Elect Director B.J. McCombs                                   Mgmt        For               For
             Elect Director Phyllis B. Riggins                             Mgmt        For               For
             Elect Director Theodore H. Strauss                            Mgmt        For               For
             Elect Director J.C. Watts                                     Mgmt        For               For
             Elect Director John H. Williams                               Mgmt        For               For
             Approve Executive Incentive Bonus Plan                        Mgmt        For               For
             Ratify Auditors                                               Mgmt        For               For

4/26/2005   Wells Fargo & Company (WFC)                                    949746101
             Elect Director J.A. Blanchard III                             Mgmt        For               For
             Elect Director Susan E. Engel                                 Mgmt        For               For
             Elect Director Enrique Hernandez, Jr.                         Mgmt        For               For
             Elect Director Robert L. Joss                                 Mgmt        For               For
             Elect Director Reatha Clark King                              Mgmt        For               For
             Elect Director Richard M. Kovacevich                          Mgmt        For               For
             Elect Director Richard D. McCormick                           Mgmt        For               For
             Elect Director Cynthia H. Milligan                            Mgmt        For               Withhold
             Elect Director Philip J. Quigley                              Mgmt        For               For

MTG DATE      COMPANY                                                     SECURITY/  MGMT    VOTE      WITH/
/TYPE         /BALLOT ISSUES                                              PROPONENT  REC     CAST      AGAINST ISS
               Elect Director Donald B. Rice                              Mgmt      For      Withhold  With
               Elect Director Judith M. Runstad                           Mgmt      For      Withhold  With
               Elect Director Stephen W. Sanger                           Mgmt      For      For       With
               Elect Director Susan G. Swenson                            Mgmt      For      For       With
               Elect Director Michael W. Wright                           Mgmt      For      Withhold  With
               Amend Omnibus Stock Plan                                   Mgmt      For      For       With
               Ratify Auditors                                            Mgmt      For      For       With
               Adopt Policy on Payday Lenders                             ShrHoldr  Against  Against   With
               Link Executive Compensation to Predatory Lending           ShrHoldr  Against  Against   With
               Performance- Based/Indexed Options                         ShrHoldr  Against  For       With
               Limit Executive Compensation                               ShrHoldr  Against  Against   With

               Separate Chairman and CEO Positions                        ShrHoldr  Against  For       With
4/27/2005     General Electric Co. (GE)                                   369604103
               Elect Director James I. Cash, Jr.                          Mgmt      For      For       With
               Elect Director William M. Castell                          Mgmt      For      For       With
               Elect Director Dennis D. Dammerman                         Mgmt      For      For       With
               Elect Director Ann M. Fudge                                Mgmt      For      For       With
               Elect Director Claudio X. Gonzalez                         Mgmt      For      Withhold  With
               Elect Director Jeffrey R. Immelt                           Mgmt      For      For       With
               Elect Director Andrea Jung                                 Mgmt      For      For       With
               Elect Director Alan G. Lafley                              Mgmt      For      For       With
               Elect Director Ralph S. Larsen                             Mgmt      For      For       With
               Elect Director Rochelle B. Lazarus                         Mgmt      For      For       With
               Elect Director Sam Nunn                                    Mgmt      For      For       With
               Elect Director Roger S. Penske                             Mgmt      For      For       With
               Elect Director Robert J. Swieringa                         Mgmt      For      For       With
               Elect Director Douglas A. Warner III                       Mgmt      For      For       With
               Elect Director Robert C. Wright                            Mgmt      For      For       With
               Ratify Auditors                                            Mgmt      For      For       With
               Provide for Cumulative Voting                              ShrHoldr  Against  Against   With
               Report on Nuclear Fuel Storage Risks                       ShrHoldr  Against  Against   With
               Report on PCB Clean-up Costs                               ShrHoldr  Against  For       With
               Adopt Policy on Overboarded Directors                      ShrHoldr  Against  For       With
               Prepare a Sustainability Report                            ShrHoldr  Against  Against   With
               Political Contributions/Activities                         ShrHoldr  Against  Against   With
               Eliminate Animal Testing                                   ShrHoldr  Against  Against   With

4/27/2005     Textron Inc. (TXT)                                          883203101
               Elect Director H. Jesse Arnelle                            Mgmt      For      For       With
               Elect Director Paul E. Gagne                               Mgmt      For      For       With
               Elect Director Dain M. Hancock                             Mgmt      For      For       With
               Elect Director Thomas B. Wheeler                           Mgmt      For      For       With
               Ratify Auditors                                            Mgmt      For      For       With

MTG DATE      COMPANY                                                      SECURITY/    MGMT    VOTE
/TYPE         /BALLOT ISSUES                                               PROPONENT    REC     CAST
               Separate Chairman and CEO Positions                         ShrHoldr    Against  For
               Performance- Based/Indexed Options                          ShrHoldr    Against  For

4/27/2005     ChevronTexaco Corp. (CVX)                                    166764100
               Elect Director Samuel H. Armacost                           Mgmt        For      For
               Elect Director Robert E. Denham                             Mgmt        For      For
               Elect Director Robert J. Eaton                              Mgmt        For      For
               Elect Director Sam Ginn                                     Mgmt        For      For
               Elect Director Carla Anderson Hills                         Mgmt        For      For
               Elect Director Franklyn G. Jenifer                          Mgmt        For      For
               Elect Director Sam Nunn                                     Mgmt        For      For
               Elect Director David J. O'Reilly                            Mgmt        For      For
               Elect Director Peter J. Robertson                           Mgmt        For      For
               Elect Director Charles R. Shoemate                          Mgmt        For      For
               Elect Director Ronald D. Sugar                              Mgmt        For      For
               Elect Director Carl Ware                                    Mgmt        For      For
               Ratify Auditors                                             Mgmt        For      For
               Limit Executive Compensation                                ShrHoldr    Against  Against
               Submit Severance Agreement (Change-in-Control)
               to Shareholder Vote                                         ShrHoldr    Against  For
               Expense Stock Options                                       ShrHoldr    Against  Against
               Eliminate Animal Testing                                    ShrHoldr    Against  Against
               Report on Drilling in Protected Areas                       ShrHoldr    Against  Against
               Report on Remediation Programs in Ecuador                   ShrHoldr    Against  Against

4/27/2005     Bank of America Corp. (BAC)                                  60505104
               Elect Director William Barnet, III                          Mgmt        For      For
               Elect Director Charles W. Coker                             Mgmt        For      For
               Elect Director John T. Collins                              Mgmt        For      For
               Elect Director Gary L. Countryman                           Mgmt        For      Withhold
               Elect Director Paul Fulton                                  Mgmt        For      For
               Elect Director Charles K. Gifford                           Mgmt        For      For
               Elect Director W. Steven Jones                              Mgmt        For      For
               Elect Director Kenneth D. Lewis                             Mgmt        For      For
               Elect Director Walter E. Massey                             Mgmt        For      For
               Elect Director Thomas J. May                                Mgmt        For      For
               Elect Director Patricia E. Mitchell                         Mgmt        For      For
               Elect Director Edward L. Romero                             Mgmt        For      For
               Elect Director Thomas M. Ryan                               Mgmt        For      Withhold
               Elect Director O. Temple Sloan, Jr.                         Mgmt        For      For
               Elect Director Meredith R. Spangler                         Mgmt        For      For
               Elect Director Robert L. Tillman                            Mgmt        For      For
               Elect Director Jackie M. Ward                               Mgmt        For      For
               Ratify Auditors                                             Mgmt        For      For
               Report on Political Contributions                           ShrHoldr    Against  Against

MTG DATE      COMPANY                                                     SECURITY/   MGMT     VOTE
/TYPE         /BALLOT ISSUES                                              PROPONENT   REC      CAST
               Director Nominee Amendment                                 ShrHoldr   Against   Against

4/28/2005     Pfizer Inc. (PFE)                                           717081103
               Elect Director Michael S. Brown                            Mgmt       For       For
               Elect Director M. Anthony Burns                            Mgmt       For       For
               Elect Director Robert N. Burt                              Mgmt       For       For
               Elect Director W. Don Cornwell                             Mgmt       For       For
               Elect Director William H. Gray III                         Mgmt       For       For
               Elect Director Constance J. Horner                         Mgmt       For       For
               Elect Director William R. Howell                           Mgmt       For       For
               Elect Director Stanley O. Ikenberry                        Mgmt       For       For
               Elect Director George A. Lorch                             Mgmt       For       For
               Elect Director Henry A. McKinnell                          Mgmt       For       For
               Elect Director Dana G. Mead                                Mgmt       For       For
               Elect Director Ruth J. Simmons                             Mgmt       For       For
               Elect Director William C. Steere, Jr.                      Mgmt       For       For
               Elect Director Jean-Paul Valles                            Mgmt       For       For
               Ratify Auditors                                            Mgmt       For       For
               Establish Term Limits for Directors                        ShrHoldr   Against   Against
               Report on Pharmaceutical Price Restraint                   ShrHoldr   Against   Against
               Review and Report on Drug Reimportation Policy             ShrHoldr   Against   Against
               Report on Political Contributions                          ShrHoldr   Against   Against
               Report on Product Availability in Canada                   ShrHoldr   Against   For
               Separate Chairman and CEO Positions                        ShrHoldr   Against   Against

4/28/2005     Johnson & Johnson (JNJ)                                     478160104            With
               Elect Director Mary Sue Coleman                            Mgmt       For       For
               Elect Director James G. Cullen                             Mgmt       For       For
               Elect Director Robert J. Darretta                          Mgmt       For       For
               Elect Director Michael M. E. Johns                         Mgmt       For       For
               Elect Director Ann Dibble Jordan                           Mgmt       For       For
               Elect Director Arnold G. Langbo                            Mgmt       For       For
               Elect Director Susan L. Lindquist                          Mgmt       For       For
               Elect Director Leo F. Mullin                               Mgmt       For       For
               Elect Director Christine A. Poon                           Mgmt       For       For
               Elect Director Steven S. Reinemund                         Mgmt       For       For
               Elect Director David Satcher                               Mgmt       For       For
               Elect Director William C. Weldon                           Mgmt       For       For
               Approve Omnibus Stock Plan                                 Mgmt       For       For
               Ratify Auditors                                            Mgmt       For       For

4/28/2005     Altria Group, Inc. (MO)                                     02209S103
               Elect Director Elizabeth E. Bailey                         Mgmt       For       For
               Elect Director Harold Brown                                Mgmt       For       For
               Elect Director Mathis Cabiallavetta                        Mgmt       For       For

MTG DATE      COMPANY                                                      SECURITY/    MGMT    VOTE
/TYPE         /BALLOT ISSUES                                               PROPONENT    REC     CAST
               Elect Director Louis C. Camilleri                           Mgmt        For      For
               Elect Director J. Dudley Fishburn                           Mgmt        For      For
               Elect Director Robert E. R. Huntley                         Mgmt        For      For
               Elect Director Thomas W. Jones                              Mgmt        For      Withhold
               Elect Director George Munoz                                 Mgmt        For      For
               Elect Director Lucio A. Noto                                Mgmt        For      For
               Elect Director John S. Reed                                 Mgmt        For      For
               Elect Director Carlos Slim Helu                             Mgmt        For      For
               Elect Director Stephen M. Wolf                              Mgmt        For      For
               Approve Omnibus Stock Plan                                  Mgmt        For      For
               Amend Non-Employee Director Stock Option Plan               Mgmt        For      For
               Ratify Auditors                                             Mgmt        For      For
               Eliminate Animal Testing                                    ShrHoldr    Against  Against
               Product Warnings for Pregnant Women                         ShrHoldr    Against  Against
               Cease Use of Light and Ultra Light in Cigarette Marketing   ShrHoldr    Against  Against
               Apply Fire Safety Standards for Cigarettes                  ShrHoldr    Against  Against

4/28/2005     Lockheed Martin Corp. (LMT)                                  539830109
               Elect Director E.C. 'Pete' Aldridge, Jr.                    Mgmt        For      For
               Elect Director Nolan D. Archibald                           Mgmt        For      For
               Elect Director Marcus C. Bennett                            Mgmt        For      For
               Elect Director James O. Ellis, Jr.                          Mgmt        For      For
               Elect Director Gwendolyn S. King                            Mgmt        For      For
               Elect Director Douglas H. McCorkindale                      Mgmt        For      For
               Elect Director Eugene F. Murphy                             Mgmt        For      For
               Elect Director Joseph W. Ralston                            Mgmt        For      Withhold
               Elect Director Frank Savage                                 Mgmt        For      Withhold
               Elect Director Anne Stevens                                 Mgmt        For      For
               Elect Director Robert J. Stevens                            Mgmt        For      For
               Elect Director James R. Ukropina                            Mgmt        For      For
               Elect Director Douglas C. Yearley                           Mgmt        For      For
               Ratify Auditors                                             Mgmt        For      For
               Amend Omnibus Stock Plan                                    Mgmt        For      For
               Performance-Based/Indexed Options                           ShrHoldr    Against  Against
               Adopt Simple Majority Vote Requirement for All Issues       ShrHoldr    Against  For
               Report on Pay Disparity                                     ShrHoldr    Against  Against
               and amend its code of conduct and policies related to
               bidding Review Code of Conduct on Military Contracts        ShrHoldr    Against  Against

4/29/2005     SBC Communications Inc. (SBC)                                78387G103
               Elect Director Gilbert F. Amelio                            Mgmt        For      For

MTG DATE      COMPANY                                                     SECURITY/    MGMT    VOTE
/TYPE         /BALLOT ISSUES                                              PROPONENT    REC     CAST
               Elect Director August A. Busch III                         Mgmt        For      For
               Elect Director Martin K. Eby, Jr.                          Mgmt        For      For
               Elect Director James A. Henderson                          Mgmt        For      For
               Elect Director Charles F. Knight                           Mgmt        For      For
               Elect Director Lynn M. Martin                              Mgmt        For      For
               Elect Director John B. McCoy                               Mgmt        For      For
               Elect Director Mary S. Metz                                Mgmt        For      For
               Elect Director Toni Rembe                                  Mgmt        For      For
               Elect Director S. Donley Ritchey                           Mgmt        For      For
               Elect Director Joyce M. Roche                              Mgmt        For      For
               Elect Director Laura D'Andrea Tyson                        Mgmt        For      For
               Elect Director Patricia P. Upton                           Mgmt        For      For
               Elect Director Edward E. Whitacre, Jr                      Mgmt        For      For
               Ratify Auditors                                            Mgmt        For      For
               Approve Nonqualified Employee Stock Purchase Plan          Mgmt        For      For
               Report on Political Contributions                          ShrHoldr    Against  Against
               Report on Executive Compensation                           ShrHoldr    Against  Against
               Performance- Based/Indexed Options                         ShrHoldr    Against  Against
               Adopt Simple Majority Vote                                 ShrHoldr    Against  For

5/2/2005      MBNA Corp. (KRB)                                            55262L100
               Elect Director James H. Berick                             Mgmt        For      Withhold
               Elect Director Mary M. Boies                               Mgmt        For      For
               Elect Director Benjamin R. Civiletti                       Mgmt        For      Withhold
               Elect Director Bruce L. Hammonds                           Mgmt        For      Withhold
               Elect Director William L. Jews                             Mgmt        For      Withhold
               Elect Director Randolph D. Lerner                          Mgmt        For      Withhold
               Elect Director Stuart L. Markowitz, M.D.                   Mgmt        For      Withhold
               Elect Director William B. Milstead                         Mgmt        For      Withhold
               Elect Director Thomas G. Murdough, Jr.                     Mgmt        For      For
               Elect Director Laura S. Unger                              Mgmt        For      For
               Ratify Auditors                                            Mgmt        For      For
               Expense Stock Options                                      ShrHoldr    Against  For
               Performance- Based/Indexed Options                         ShrHoldr    Against  For

5/4/2005      PepsiCo, Inc. (PEP)                                         713448108            With
               Elect Director John F. Akers                               Mgmt        For      For
               Elect Director Robert E. Allen                             Mgmt        For      For
               Elect Director Ray L. Hunt                                 Mgmt        For      For
               Elect Director Arthur C. Martinez                          Mgmt        For      For
               Elect Director Indra K. Nooyi                              Mgmt        For      For
               Elect Director Steven S Reinemund                          Mgmt        For      For
               Elect Director Sharon P. Rockefeller                       Mgmt        For      For
               Elect Director James J. Schiro                             Mgmt        For      For

MTG DATE      COMPANY                                                        SECURITY/   MGMT    VOTE
/TYPE         /BALLOT ISSUES                                                 PROPONENT   REC     CAST
               Elect Director Franklin A. Thomas                             Mgmt       For      For
               Elect Director Cynthia M. Trudell                             Mgmt       For      For
               Elect Director Solomon D. Trujillo                            Mgmt       For      For
               Elect Director Daniel Vasella                                 Mgmt       For      For
               Ratify Auditors                                               Mgmt       For      For
               Report on Corporate Political Contributions                   ShrHoldr   Against  Against

5/4/2005      Colgate-Palmolive Co. (CL)                                     194162103           With
               Elect Director Jill K. Conway                                 Mgmt       For      For
               Elect Director Ronald E. Ferguson                             Mgmt       For      For
               Elect Director Ellen M. Hancock                               Mgmt       For      For
               Elect Director David W. Johnson                               Mgmt       For      For
               Elect Director Richard J. Kogan                               Mgmt       For      For
               Elect Director Delano E. Lewis                                Mgmt       For      For
               Elect Director Reuben Mark                                    Mgmt       For      For
               Elect Director Elizabeth A. Monrad                            Mgmt       For      For
               Ratify Auditors                                               Mgmt       For      For
               Approve Stock Option Plan                                     Mgmt       For      For
               Approve Non-Employee Director Stock Option Plan               Mgmt       For      For
               Review/Limit Executive Compensation                           ShrHoldr   Against  Against

5/5/2005      Cooper Cameron Corp. (CAM)                                     216640102           With
               Elect Director Peter J. Fluor                                 Mgmt       For      For
               Elect Director David Ross III                                 Mgmt       For      For
               Elect Director Bruce W. Wilkinson                             Mgmt       For      For
               Ratify Auditors                                               Mgmt       For      For
               Approve Executive Incentive Bonus Plan                        Mgmt       For      For
               Approve Omnibus Stock Plan                                    Mgmt       For      For

5/5/2005      Apache Corp. (APA)                                             37411105            With
               Elect Director G. Steven Farris                               Mgmt       For      For
               Elect Director Randolph M. Ferlic                             Mgmt       For      For
               Elect Director A.D. Frazier, Jr.                              Mgmt       For      For
               Elect Director John A. Kocur                                  Mgmt       For      For
               Approve Stock Option Plan                                     Mgmt       For      For
               Approve Omnibus Stock Plan                                    Mgmt       For      For
               Require a Majority Vote for the Election of Directors         ShrHoldr   Against  Against
               Prohibit Auditor from Providing Non-Audit Services            ShrHoldr   Against  Against

5/5/2005      Verizon Communications (VZ)                                    92343V104
               Elect Director James R. Barker                                Mgmt       For      For
               Elect Director Richard L. Carrion                             Mgmt       For      For
               Elect Director Robert W. Lane                                 Mgmt       For      For
               Elect Director Sandra O. Moose                                Mgmt       For      For

MTG DATE    COMPANY                                                         SECURITY/    MGMT    VOTE
/TYPE       /BALLOT ISSUES                                                  PROPONENT    REC     CAST
             Elect Director Joseph Neubauer                                 Mgmt        For      Withhold
             Elect Director Thomas H. O' Brien                              Mgmt        For      For
             Elect Director Hugh B. Price                                   Mgmt        For      For
             Elect Director Ivan G. Seidenberg                              Mgmt        For      For
             Elect Director Walter V. Shipley                               Mgmt        For      For
             Elect Director John R. Stafford                                Mgmt        For      For
             Elect Director Robert D. Storey                                Mgmt        For      For
             Ratify Auditors                                                Mgmt        For      For
             Provide for Cumulative Voting                                  ShrHoldr    Against  For
             Require a Majority Vote for the Election of Directors          ShrHoldr    Against  For
             Require Majority of Independent Directors on Board             ShrHoldr    Against  Against
             Separate Chairman and CEO Positions                            ShrHoldr    Against  For
             Amend Director/Officer Liability/Indemnifications Provisions   ShrHoldr    Against  Against
             Report on Political Contributions                              ShrHoldr    Against  Against

5/10/2005   ITT Industries, Inc. (ITT)                                      450911102            With
             Elect Director Steven R. Loranger                              Mgmt        For      For
             Elect Director Curtis J. Crawford                              Mgmt        For      For
             Elect Director Christina A. Gold                               Mgmt        For      For
             Elect Director Ralph F. Hake                                   Mgmt        For      For
             Elect Director John J. Hamre                                   Mgmt        For      For
             Elect Director Raymond W. LeBoeuf                              Mgmt        For      For
             Elect Director Frank T. MacInnis                               Mgmt        For      For
             Elect Director Linda S. Sanford                                Mgmt        For      For
             Elect Director Markos I. Tambakeras                            Mgmt        For      For
             Ratify Auditors                                                Mgmt        For      For
             Increase Authorized Common Stock                               Mgmt        For      For

5/10/2005   International Paper Co. (IP)                                    460146103            With
             Elect Director Robert M. Amen                                  Mgmt        For      For
             Elect Director Samir G. Gibara                                 Mgmt        For      For
             Elect Director Charles R. Shoemate                             Mgmt        For      For
             Elect Director William G. Walter                               Mgmt        For      For
             Ratify Auditors                                                Mgmt        For      For
             Limit Executive Compensation                                   ShrHoldr    Against  Against

5/10/2005   Wellpoint Inc (WLP)                                             94973V107
             Elect Director William H.T. Bush                               Mgmt        For      For
             Elect Director Warren Y. Jobe                                  Mgmt        For      For
             Elect Director William G. Mays                                 Mgmt        For      For
             Elect Director Senator Donald W. Riegle, Jr.                   Mgmt        For      For
             Elect Director William J. Ryan                                 Mgmt        For      For
             Ratify Auditors                                                Mgmt        For      For

MTG DATE    COMPANY                                                         SECURITY/    MGMT    VOTE
/TYPE       /BALLOT ISSUES                                                  PROPONENT    REC     CAST
             Performance- Based/Indexed Options                             ShrHoldr    Against  For
5/12/2005   The Dow Chemical Company (DOW)                                  260543103            With
             Elect Director Jacqueline K. Barton                            Mgmt        For      For
             Elect Director Anthony J. Carbone                              Mgmt        For      For
             Elect Director Barbara H. Franklin                             Mgmt        For      For
             Elect Director Andrew N. Liveris                               Mgmt        For      For
             Elect Director Harold T. Shapiro                               Mgmt        For      For
             Ratify Auditors                                                Mgmt        For      For
             Report on Persistent Bioaccumulative and Toxic Chemicals       ShrHoldr    Against  Against

5/13/2005   Entergy Corp. (ETR)                                             29364G103            With
             Elect Director Maureen Scannell Bateman                        Mgmt        For      For
             Elect Director W. Frank Blount                                 Mgmt        For      For
             Elect Director Simon D. deBree                                 Mgmt        For      For
             Elect Director Claiborne P. Deming                             Mgmt        For      For
             Elect Director Alexis Herman                                   Mgmt        For      For
             Elect Director Donald C. Hintz                                 Mgmt        For      For
             Elect Director J. Wayne Leonard                                Mgmt        For      For
             Elect Director Robert v.d. Luft                                Mgmt        For      For
             Elect Director Kathleen A. Murphy                              Mgmt        For      For
             Elect Director James R. Nichols                                Mgmt        For      For
             Elect Director William A. Percy, II                            Mgmt        For      For
             Elect Director Dennis H. Reilley                               Mgmt        For      For
             Elect Director Steven V. Wilkinson                             Mgmt        For      For
             Ratify Auditors                                                Mgmt        For      For
             Require the Chairman of the Board Be an Independent Director   ShrHoldr    Against  Against
             Require a Majority Vote for the Election of Directors          ShrHoldr    Against  Against

5/16/2005   Limited Brands (LTD)                                            532716107            With
             Elect Director Donna A. James                                  Mgmt        For      For
             Elect Director Leonard A. Schlesinger                          Mgmt        For      For
             Elect Director Jeffrey B. Swartz                               Mgmt        For      For
             Elect Director Raymond Zimmerman                               Mgmt        For      For

5/17/2005   JPMorgan Chase & Co. (JPM)                                      46625H100
             Elect Director Director Hans W. Becherer                       Mgmt        For      For
             Elect Director Director John H. Biggs                          Mgmt        For      For
             Elect Director Director Lawrence A. Bossidy                    Mgmt        For      For
             Elect Director Director Stephen B. Burke                       Mgmt        For      For
             Elect Director Director James S. Crown                         Mgmt        For      For
             Elect Director Director James Dimon                            Mgmt        For      For
             Elect Director Director Ellen V. Futter                        Mgmt        For      For
             Elect Director Director William H. Gray, III                   Mgmt        For      For

MTG DATE   COMPANY                                                          SECURITY/    MGMT    ISS      VOTE   WITH/        SHARES
/TYPE      /BALLOT ISSUES                                                   PROPONENT    REC     REC      CAST   AGAINST ISS  VOTED
            Elect Director Director William B. Harrison, Jr                 Mgmt        For               For
            Elect Director Director Laban P. Jackson, Jr.                   Mgmt        For               For
            Elect Director Director John W. Kessler                         Mgmt        For               For
            Elect Director Director Robert I. Lipp                          Mgmt        For               For
            Elect Director Director Richard A. Manoogian                    Mgmt        For               For
            Elect Director Director David C. Novak                          Mgmt        For               For
            Elect Director Director Lee R. Raymond                          Mgmt        For               For
            Elect Director Director William C. Weldon                       Mgmt        For               For
            Ratify Auditors                                                 Mgmt        For               For
            Approve Omnibus Stock Plan                                      Mgmt        For               Against
            Establish Term Limits for Directors                             ShrHoldr    Against           Against
            Separate Chairman and CEO Positions                             ShrHoldr    Against           For
            Limit Executive Compensation                                    ShrHoldr    Against           Against
            Adopt Executive Benefit Policy                                  ShrHoldr    Against           For

5/17/2005  Northrop Grumman Corp. (NOC)                                     666807102
            Elect Director Phillip Frost                                    Mgmt        For               Withhold
            Elect Director John B. Slaughter                                Mgmt        For               For
            Ratify Auditors                                                 Mgmt        For               For
            Declassify the Board of Directors                               Mgmt        For               For
            Amend Nonemployee Director Plan (Stock Awards in Lieu of Cash)  Mgmt        For               For
            Adopt Simply Majority Vote Requirement                          ShrHoldr    Against           For

5/17/2005  Thermo Electron Corp. (TMO)                                      883556102
            Elect Director John L. LaMattina                                Mgmt        For               For
            Elect Director Michael E. Porter                                Mgmt        For               Withhold
            Ratify Auditors                                                 Mgmt        For               For
            Approve Omnibus Stock Plan                                      Mgmt        For               For
            Require a Majority Vote for the Election of Directors           ShrHoldr    Against           For

5/19/2005  The Williams Companies, Inc. (WMB)                               969457100                     With
            Elect Director Juanita H. Hinshaw                               Mgmt        For               For
            Elect Director Frank T. MacInnis                                Mgmt        For               For
            Elect Director Steven J. Malcolm                                Mgmt        For               For
            Elect Director Janice D. Stoney                                 Mgmt        For               For
            Ratify Auditors                                                 Mgmt        For               For
            Require a Majority Vote for the Election of Directors           ShrHoldr    Against           Against

5/20/2005  Time Warner Inc (TWX)                                            887317105                     With
            Elect Director James L. Barksdale                               Mgmt        For               For
            Elect Director Stephen F. Bollenbach                            Mgmt        For               For
            Elect Director Stephen M. Case                                  Mgmt        For               For
            Elect Director Frank J. Caufield                                Mgmt        For               For
            Elect Director Robert C. Clark                                  Mgmt        For               For

MTG DATE    COMPANY                                                        SECURITY/   MGMT     ISS      VOTE   WITH/
/TYPE       /BALLOT ISSUES                                                 PROPONENT   REC      REC      CAST   AGAINST ISS
             Elect Director Jessica P. Einhorn                             Mgmt        For               For
             Elect Director Miles R. Gilburne                              Mgmt        For               For
             Elect Director Carla A. Hills                                 Mgmt        For               For
             Elect Director Reuben Mark                                    Mgmt        For               For
             Elect Director Michael A. Miles                               Mgmt        For               For
             Elect Director Kenneth J. Novack                              Mgmt        For               For
             Elect Director Richard D. Parsons                             Mgmt        For               For
             Elect Director R. E. Turner                                   Mgmt        For               For
             Elect Director Francis T. Vincent, Jr                         Mgmt        For               For
             Elect Director Deborah C. Wright                              Mgmt        For               For
             Ratify Auditors                                               Mgmt        For               For
             Report on Pay Disparity                                       ShrHoldr    Against           Against

5/23/2005   Unocal Corp. (UCL)                                             915289102                     With
             Elect Director Craig Arnold                                   Mgmt        For               For
             Elect Director James W. Crownover                             Mgmt        For               For
             Elect Director Donald B. Rice                                 Mgmt        For               For
             Elect Director Mark A. Suwyn                                  Mgmt        For               For
             Ratify Auditors                                               Mgmt        For               For
             Separate Chairman and CEO Positions                           ShrHoldr    Against           Against

5/25/2005   Exxon Mobil Corp. (XOM)                                        30231G102
             Elect Director Michael J. Boskin                              Mgmt        For               For
             Elect Director William W. George                              Mgmt        For               For
             Elect Director James R. Houghton                              Mgmt        For               For
             Elect Director William R. Howell                              Mgmt        For               For
             Elect Director Reatha Clark King                              Mgmt        For               For
             Elect Director Philip E. Lippincott                           Mgmt        For               For
             Elect Director Henry A. McKinnell, Jr.                        Mgmt        For               For
             Elect Director Marilyn Carlson Nelson                         Mgmt        For               For
             Elect Director Lee R. Raymond                                 Mgmt        For               For
             Elect Director Walter V. Shipley                              Mgmt        For               For
             Elect Director Rex W. Tillerson                               Mgmt        For               For
             Ratify Auditors                                               Mgmt        For               For
             Political Contributions/Activities                            ShrHoldr    Against           Against
             Review/Limit Executive Compensation                           ShrHoldr    Against           Against
             Nominate Independent Directors with Industry Experience       ShrHoldr    Against           Against
             Report on Payments to Indonesian Military                     ShrHoldr    Against           Against
             Adopt Policy Prohibiting Discrimination based
             on Sexual Orientation                                         ShrHoldr    Against           For
             Report on Potential Damage of Drilling in Protected Regions   ShrHoldr    Against           Against
             Disclose Information Supporting the Company Position
             on Climate Change                                             ShrHoldr    Against           Against

MTG DATE   COMPANY                                                             SECURITY/ MGMT     ISS      VOTE   WITH/
/TYPE      /BALLOT ISSUES                                                      PROPONENT REC      REC      CAST   AGAINST ISS
            Report on Company Policies for Compliance with the Kyoto Protocol  ShrHoldr  Against           Against

5/26/2005  Home Depot, Inc. (The) (HD)                                         437076102
            Elect Director Gregory D. Brenneman                                Mgmt      For               For
            Elect Director Richard H. Brown                                    Mgmt      For               For
            Elect Director John L. Clendenin                                   Mgmt      For               For
            Elect Director Berry R. Cox                                        Mgmt      For               For
            Elect Director Claudio X. Gonzalez                                 Mgmt      For               Withhold
            Elect Director Milledge A. Hart, III                               Mgmt      For               For
            Elect Director Bonnie G. Hill                                      Mgmt      For               For
            Elect Director Laban P. Jackson, Jr.                               Mgmt      For               For
            Elect Director Lawrence R. Johnston                                Mgmt      For               For
            Elect Director Kenneth G. Langone                                  Mgmt      For               For
            Elect Director Robert L. Nardelli                                  Mgmt      For               For
            Elect Director Thomas J. Ridge                                     Mgmt      For               For
            Ratify Auditors                                                    Mgmt      For               For
            Amend Nomination Procedures for the Board                          Mgmt      For               Against
            Approve Omnibus Stock Plan                                         Mgmt      For               For
            Prepare Diversity Report                                           ShrHoldr  Against           For
            Require a Majority Vote for the Election of Directors              ShrHoldr  Against           For
            Limit Executive Compensation                                       ShrHoldr  Against           Against
            Submit Severance Agreement (Change-in-Control) to
            Shareholder Vote                                                   ShrHoldr  Against           For
            Performance- Based/Indexed Options                                 ShrHoldr  Against           Against
            Performance- Based/Indexed Options                                 ShrHoldr  Against           For
            Affirm Political Nonpartisanship                                   ShrHoldr  Against           Against

--------------------------------------------

Questions? Contact Client Services +1
(301) 556-0540
(c) 2005 Institutional Shareholder Services
(ISS). All rights reserved.
For more information please refer to ISS
Legal Services

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Levco Series Trust
             ------------------------------------------------------------------
By (Signature and Title)* /s/ Glenn A. Aigen Chief Financial Officer and
                                               Treasurer
                          -----------------------------------------------------
Date 8/25/05
     --------------------------------------------------------------------------

                                       3